SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($)	Jun. 30, 2018 shares	Dec. 31, 2018 USD ($) containership $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 containership	May 31, 2018 containership	Apr. 05, 2018 containership	Oct. 05, 2016 shares	Sep. 30, 2016 $ / shares shares
Class of Stock [Line Items]
Common shares, authorized			$ 2,000,000	$ 1,500,000
Common shares, authorized (in shares) | shares			200,000,000	150,000,000					125,000,000
Share capital, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01					$ 1.00
Common shares, issued			$ 1,194,000	$ 1,109,000
Common shares, issued (in shares) | shares			119,373,064	110,930,873
Exercisable at end of year (in dollars per share) | $ / shares				$ 11.78
Increase in authorised common stock | shares			50,000,000
Stock Issued During Period, Shares, Purchase of Assets | shares		4,024,984
Number of Container Vessels acquired | containership			15		3	4	15
Senior Unsecured Convertible Bonds Due 2018 [Member]
Class of Stock [Line Items]
Repayments of Debt	$ 63,200,000
Shares issued on conversion of convertible debt | shares			651,365	9,418,798
Senior Unsecured Convertible Bonds due 2023 [Member]
Class of Stock [Line Items]
Repayments of Debt			$ 12,300,000	$ 0
Adjustment to equity component of 3.25% convertible bond issuance due 2018 arising from reacquisition of bonds			600,000	0
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Class of Stock [Line Items]
Repayments of Debt				165,800,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Class of Stock [Line Items]
Repayments of Debt			$ 12,800,000	0
Shares issued on conversion of convertible debt | shares			62.9233					56.2596
Adjustment to equity component of 3.25% convertible bond issuance due 2018 arising from reacquisition of bonds			$ 500,000	$ 0